INTANGIBLE ASSETS, NET - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
GOODWILL
Amortization expense of intangible	¥ 6,686,070	$ 941,714	¥ 6,039,895	¥ 5,144,106
Impairment charges recognized	16,027,000	2,257,356	18,892,000	14,047,000
Impairment of indefinite-lived intangible assets	¥ 16,027,000	$ 2,257,356	¥ 30,892,345	¥ 14,047,000